Working capital - Trade and other receivables (Details) - USD ($) $ in Millions	Jun. 30, 2026	Jun. 30, 2025
Disclosure of trade and other receivables [line items]
Trade receivables	$ 2,596	$ 2,789
Current assets
Disclosure of trade and other receivables [line items]
Trade receivables	2,596	2,789
Interest receivable	19	19
VAT recoverable and other prepaid taxes	217	242
Other receivables	258	283
Prepayments	160	133
Accrued income	27	38
Trade and other receivables	3,277	3,504
Non-current assets
Disclosure of trade and other receivables [line items]
Trade receivables	0	0
Interest receivable	0	0
VAT recoverable and other prepaid taxes	26	17
Other receivables	38	18
Prepayments	0	3
Accrued income	0	0
Trade and other receivables	$ 64	$ 38